Contingency and Capital Commitments (Tables)	12 Months Ended
Mar. 31, 2024
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Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities
The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at March 31, 2024 and 2023.

	At March 31,
	2024	2023

	(In millions)
Loan commitments	¥88,926,181	¥79,068,816
Financial guarantees and other credit-related contingent liabilities	14,869,558	13,693,772

Total	¥103,795,739	¥92,762,588